Income Taxes - Component of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal, current					$ 34,219	$ 45,121	$ 15,737
State, current					7,937	8,581	5,411
Foreign, current					2,082	2,394	430
Total current income tax expense					44,238	56,096	21,578
Federal, deferred					2,072	3,454	28,954
State, deferred					(1,990)	(636)	2,551
Foreign, deferred					(127)	(2,056)	(994)
Total deferred income tax expense (benefit)					(45)	762	30,511
Total income tax expense	$ 20,766	$ 14,181	$ 36,061	$ 27,672	$ 44,193	$ 56,858	$ 52,089